Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Additional Information [Abstract]
Federal statutory rate	35.00%
Unrecognized tax positions that would impact the effective tax rate	$ 192	$ 181	$ 240
Unrecognized tax positions as a component of income taxes expense, accrued interest	31
Unrecognized tax positions as a component of income tax expense, recorded in interest	4	(12)	(8)
Federal, state and foreign net operating loss carryforwards	921
Federal, state and foreign net operating loss carryforwards expiration term	Dec. 31, 2034
Base year reserves included in retained earnings of acquired thrift institutions	$ 102